FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 4,452	$ 4,148
Disclosure of financial liabilities [line items]
Financial liabilities	17,679	17,119
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	33	75
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	17,646	17,044
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	232	103
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,220	4,045
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	722	837
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	722	837
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,178	12,028
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,178	12,028
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Financial liabilities	4,644	4,153
Shares classified as financial liability | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Shares classified as financial liability | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,644	4,153
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	33	75
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	33	75
Financial liabilities (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	102	26
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	102	26
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	674	539
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	674	539
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,268	2,218
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,268	2,218
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	232	103
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	232	103
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	1,278	1,288
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 1,278	$ 1,288